American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
January 31, 2021

Growth - Schedule of Investments
JANUARY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Air Freight and Logistics — 0.9%
United Parcel Service, Inc., Class B	661,007	102,456,085
Auto Components — 1.4%
Aptiv plc	1,189,775	158,953,940
Automobiles — 2.2%
Tesla, Inc.(1)	320,682	254,470,787
Biotechnology — 3.1%
Amgen, Inc.	846,669	204,411,297
CRISPR Therapeutics AG(1)	235,665	39,049,690
Vertex Pharmaceuticals, Inc.(1)	496,362	113,706,607
		357,167,594
Building Products — 1.2%
Masco Corp.	1,805,432	98,053,012
Trex Co., Inc.(1)	382,012	35,057,241
		133,110,253
Capital Markets — 1.4%
S&P Global, Inc.	519,544	164,695,448
Electrical Equipment — 1.8%
Ballard Power Systems, Inc.(1)(2)	2,126,823	72,673,542
Generac Holdings, Inc.(1)	163,319	40,245,068
Rockwell Automation, Inc.	366,131	90,994,537
		203,913,147
Electronic Equipment, Instruments and Components — 2.0%
CDW Corp.	352,051	46,351,035
Cognex Corp.	1,027,470	84,386,111
Keysight Technologies, Inc.(1)	729,914	103,348,523
		234,085,669
Entertainment — 2.0%
Liberty Media Corp.-Liberty Formula One, Class C(1)	926,152	37,259,095
Take-Two Interactive Software, Inc.(1)	358,156	71,792,370
Walt Disney Co. (The)(1)	718,456	120,822,746
		229,874,211
Equity Real Estate Investment Trusts (REITs) — 1.2%
SBA Communications Corp.	519,366	139,538,063
Food Products — 1.4%
Beyond Meat, Inc.(1)(2)	171,839	30,601,089
Mondelez International, Inc., Class A	2,054,776	113,916,782
Vital Farms, Inc.(1)	624,111	15,434,265
		159,952,136
Health Care Equipment and Supplies — 2.5%
DexCom, Inc.(1)	179,689	67,356,422
Edwards Lifesciences Corp.(1)	554,333	45,776,819
IDEXX Laboratories, Inc.(1)	95,377	45,655,062
Insulet Corp.(1)	106,137	28,357,684
Intuitive Surgical, Inc.(1)	130,806	97,795,798
		284,941,785
Health Care Providers and Services — 2.1%
UnitedHealth Group, Inc.	704,302	234,941,061

Health Care Technology — 0.8%
Teladoc Health, Inc.(1)	226,631	59,792,057
Veeva Systems, Inc., Class A(1)	119,562	33,051,719
		92,843,776
Hotels, Restaurants and Leisure — 1.5%
Chipotle Mexican Grill, Inc.(1)	71,181	105,347,880
Domino's Pizza, Inc.	173,449	64,307,951
		169,655,831
Household Products — 2.0%
Procter & Gamble Co. (The)	1,788,779	229,339,356
Insurance — 0.9%
Progressive Corp. (The)	678,188	59,131,212
Root, Inc., Class A(1)(2)	421,587	8,497,086
SelectQuote, Inc.(1)	1,464,644	30,933,281
		98,561,579
Interactive Media and Services — 9.3%
Alphabet, Inc., Class A(1)	415,179	758,681,498
Facebook, Inc., Class A(1)	981,271	253,491,737
Twitter, Inc.(1)	1,199,705	60,621,094
		1,072,794,329
Internet and Direct Marketing Retail — 9.7%
Amazon.com, Inc.(1)	311,469	998,631,908
Chewy, Inc., Class A(1)	407,634	41,505,294
Expedia Group, Inc.	599,540	74,402,914
		1,114,540,116
IT Services — 9.2%
Fastly, Inc., Class A(1)	560,490	61,289,582
Okta, Inc.(1)	191,897	49,703,242
PayPal Holdings, Inc.(1)	1,568,536	367,523,670
Shopify, Inc., Class A(1)	24,832	27,280,187
Twilio, Inc., Class A(1)	146,915	52,805,658
Visa, Inc., Class A	2,580,024	498,589,638
		1,057,191,977
Life Sciences Tools and Services — 1.2%
10X Genomics, Inc., Class A(1)	220,521	37,742,169
Adaptive Biotechnologies Corp.(1)	799,799	44,364,850
Agilent Technologies, Inc.	314,545	37,798,873
Repligen Corp.(1)	103,256	20,651,200
		140,557,092
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	253,447	59,978,233
Pharmaceuticals — 2.1%
Merck & Co., Inc.	759,383	58,525,648
Novo Nordisk A/S, B Shares	1,640,156	114,082,149
Zoetis, Inc.	469,622	72,439,193
		245,046,990
Road and Rail — 1.3%
Lyft, Inc., Class A(1)	1,180,673	52,492,722
Union Pacific Corp.	459,154	90,669,140
		143,161,862
Semiconductors and Semiconductor Equipment — 7.6%
Advanced Micro Devices, Inc.(1)	1,280,692	109,678,463
Analog Devices, Inc.	571,208	84,156,075
ASML Holding NV	335,568	178,664,636
Broadcom, Inc.	364,505	164,209,502

NVIDIA Corp.	654,817	340,236,365
		876,945,041
Software — 18.0%
Datadog, Inc., Class A(1)	544,827	55,980,974
DocuSign, Inc.(1)	228,819	53,289,657
Microsoft Corp.	6,072,251	1,408,519,342
PagerDuty, Inc.(1)	1,653,182	80,559,559
salesforce.com, Inc.(1)	738,283	166,527,114
Slack Technologies, Inc., Class A(1)	268,317	11,314,928
Splunk, Inc.(1)	516,070	85,167,032
Workday, Inc., Class A(1)	370,723	84,350,604
Zendesk, Inc.(1)	881,785	127,188,668
		2,072,897,878
Specialty Retail — 1.0%
Home Depot, Inc. (The)	178,621	48,374,139
TJX Cos., Inc. (The)	1,033,556	66,188,926
		114,563,065
Technology Hardware, Storage and Peripherals — 9.5%
Apple, Inc.	8,277,148	1,092,252,450
Textiles, Apparel and Luxury Goods — 1.7%
NIKE, Inc., Class B	1,415,927	189,153,688
TOTAL COMMON STOCKS (Cost $5,096,078,527)		11,427,583,442
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/31/22 - 1/31/25, valued at $27,007,005), in a joint trading account at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $26,467,051)		26,466,985
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/27, valued at $45,007,529), at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $44,125,110)		44,125,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,851	11,851
TOTAL TEMPORARY CASH INVESTMENTS (Cost $70,603,836)		70,603,836
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3)†
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $5,428,989)	5,428,989	5,428,989
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $5,172,111,352)		11,503,616,267
OTHER ASSETS AND LIABILITIES — (0.1)%		(14,483,387)
TOTAL NET ASSETS — 100.0%		$11,489,132,880

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,625,274	USD	4,400,285	Credit Suisse AG	3/31/21	$4,790
EUR	4,142,639	USD	5,044,285	Credit Suisse AG	3/31/21	(10,558)
EUR	6,337,693	USD	7,707,262	Credit Suisse AG	3/31/21	(6,322)
EUR	6,346,430	USD	7,711,356	Credit Suisse AG	3/31/21	199
USD	148,001,823	EUR	120,532,473	Credit Suisse AG	3/31/21	1,542,646
USD	4,298,982	EUR	3,514,939	Credit Suisse AG	3/31/21	27,974
USD	4,950,201	EUR	4,019,325	Credit Suisse AG	3/31/21	66,313
USD	3,765,008	EUR	3,089,364	Credit Suisse AG	3/31/21	11,117
USD	11,938,627	EUR	9,867,050	Credit Suisse AG	3/31/21	(50,839)
USD	6,232,931	EUR	5,116,719	Credit Suisse AG	3/31/21	15,599
						$1,600,919

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
NASDAQ 100 E-Mini	177	March 2021	$45,705,825	$(1,681,395)

^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $32,147,540. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $33,591,392, which includes securities collateral of $28,162,403.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	11,134,836,657	292,746,785	—
Temporary Cash Investments	11,851	70,591,985	—
Temporary Cash Investments - Securities Lending Collateral	5,428,989	—	—
	11,140,277,497	363,338,770	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,668,638	—

Liabilities
Other Financial Instruments
Futures Contracts	1,681,395	—	—
Forward Foreign Currency Exchange Contracts	—	67,719	—
	1,681,395	67,719	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.